LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT

The long-term debt of is presented as follows:

	June 30,	December 31,
	2024	2023
	(in thousands)
Loans	$14,577	$17,845
Leases	3,864	4,467
Total outstanding debt	18,441	22,312
Less current portion	(7,856)	(10,471)
Total long-term debt	$10,585	$11,841

SCHEDULE OF MATURITIES OF OUTSTANDING DEBT

The scheduled maturities of outstanding debt as of June 30, 2024, are as follows:

(in thousands)
Remainder of 2024	$5,763
2025	4,112
2026	3,022
2027	2,431
2028	969
Thereafter	2,144
Total outstanding debt	$18,441